Revenue Contract Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue Contract Liability

13. REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our deferred revenue liability balances during the period and year ended, March 31, 2024 and December 31, 2023, respectively, were as follows in thousands:

	March 31, 2024	December 31, 2023
Beginning Balance	$9,896	$3,201
Revenue Recognized	(12,003)	(3,201)
Amounts Collected or invoiced	5,921	9,896
Ending Balance	$3,814	$9,896

The Company has 2 customers that accounted for approximately 26% and 14% of the revenue for the 3 months period ended on March 31, 2024 and approximately 0% and 8% of the revenue for the 3 months period ended on March 31, 2023. The Company expects to maintain these relationships with those customers.

17. REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of Deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2023 and 2022 were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning Balance	$3,200,664	$1,995,090
Revenue Recognized	(3,200,664)	(1,995,090)
Amounts Collected or invoiced	9,895,583	3,200,664
Ending Balance	$9,895,583	$3,200,664